Derivative liabilities (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) facility	Dec. 31, 2023 EUR (€) facility
Disclosure of detailed information about hedging instruments [line items]
Number of renewable facility | facility	6	2
Liabilities	€ 753,732	€ 561,640
Derivative Power Purchase Agreement | Level 3 of fair value hierarchy
Disclosure of detailed information about hedging instruments [line items]
Liabilities	€ 0
Minimum | Derivative Power Purchase Agreement
Disclosure of detailed information about hedging instruments [line items]
Duration of agreement term	5 years
Maximum | Derivative Power Purchase Agreement
Disclosure of detailed information about hedging instruments [line items]
Duration of agreement term	11 years